NOTE 13 - COMMITMENTS AND CONTINGENCIES (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Mar. 31, 2013 USD ($)	Dec. 31, 2010 USD ($)
Contractual Obligation		$ 158,500,000.1					$ 213,000
Payments to Acquire Software	56,496	24,000		104,504
Settlement of SalaryClaimbyPastOfficer		130,000
Settlement of Salary Claim by Past Officer Payment		5,000.00
Issuance of Restricted Shares in Settlement of Salary Claim by Past Officer (in Shares)		500,000	500,000
Loss Contingency, Damages Sought, Value (in Dollars)			191,246.11		161,673.67
Stock Cancelled During Period, Shares, Returned to Treasury		$ 500,000				$ 500,000